Term Loan - Additional Information (Details) - Secured term loan - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
	Aug. 01, 2017	Aug. 31, 2014	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Term Loan
Secured term loan face amount		$ 7,500,000.0
Current interest rate			8.95%		8.95%
Monthly payments of principal and interest					$ 305,000
Monthly payments of principal and interest, term					27 months
Interest expense including amortization of discount and accrual of termination fee			$ 33,000	$ 136,000	$ 94,000	$ 297,000
Subsequent Event
Term Loan
Final term loan payment	$ 494,231
Term loan termination fee	$ 187,500
Term loan | Prime rate
Term Loan
Margin on interest rate		3.25%
Term loan | Minimum
Term Loan
Interest rate		7.95%
Term loan | Maximum
Term Loan
Interest rate		7.95%